Borrowings (Details) - Schedule of unsecured borrowings at amortized cost - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Unsecured borrowings at amortized cost
Syndicated term loan	$ 46,505	$ 81,906		$ 88,781
Other term loan	51,593	85,645		75,008
Lease liabilities	31,747	36,799		29,794
Factoring obligations	10,609	9,993		11,927
Put option agreement		239,273		211,880
Bank overdrafts	55	902		3,047
Notes	112,857
Total Interest bearing liabilities	253,366	454,518		420,437		$ 305,177
Current	74,646	114,780	[1]	99,975	[1]
Non- Current	$ 178,720	$ 339,738	[1]	$ 320,462	[1]

[1]	Refer to Note 2.4